ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued wages and benefits	$ 287,662	$ 447,769	$ 88,700
Accrued professional fees	154,887	213,475	125,751
Accrued other	42,900	53,140	2,690
Total accrued expenses	$ 485,449	$ 714,384	$ 217,141